Benefit Plans (Weighted-Average Assumptions Used to Determine Postretirement Costs) (Details) (Postretirement [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.05%	4.50%	5.40%
Health care cost trend rate	7.50%	7.50%	8.00%
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.59%	5.45%	5.14%
Health care cost trend rate	6.46%	6.55%	6.29%